Other Receivables, Deposits and Prepayments	6 Months Ended
Jun. 30, 2025
Other Receivables Deposits And Prepayments
Other Receivables, Deposits and Prepayments

Note 5 – Other Receivables, Deposits and Prepayments

Other receivables, deposits and prepayments consisted of the following as of June 30, 2025 and December 31, 2024.

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Other receivables	$-	$804
Deposits	$11,313	$10,648
Prepayments	$56,881	$11,420
Total other receivables, deposits and prepayments	$68,194	$22,872

As of June 30, 2025 and December 31, 2024, the amount of $68,194 and $22,872 respectively on other receivables, deposits and prepayments are receivables for non-related party transactions and outstanding balances.